Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Balance at beginning of period	$ 40,613	$ 40,516	$ 31,664
Increases based on tax positions taken in the current year	3,479	539	10,830
Increases based on tax positions taken in prior years	3,195	3,831	158
Decreases based on tax positions taken in prior years	(863)	(3,688)	(1,465)
Decreases due to lapse of applicable statute of limitation	(12,318)	(585)	(671)
Balance at end of period	$ 34,106	$ 40,613	$ 40,516